Disclosure of detailed information about components of deferred income tax expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Major components of tax expense (income) [abstract]
Origination and reversal of temporary differences	$ 1,987	$ 8,644
Change in tax rate and rate differences	281	178
Change in unrecognized temporary differences	1,349	(3,165)
Prior period adjustments	12	(4)
Total income tax expense	$ 3,629	$ 5,653